American Century Investments®
Quarterly Portfolio Holdings
Short Duration Strategic Income Fund
December 31, 2021

Short Duration Strategic Income - Schedule of Investments
DECEMBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 40.5%
Aerospace and Defense — 0.1%
Boeing Co. (The), 1.43%, 2/4/24	820,000	819,128
Air Freight and Logistics — 0.2%
GXO Logistics, Inc., 1.65%, 7/15/26(1)	1,500,000	1,465,192
Airlines — 0.9%
Air Canada, 3.875%, 8/15/26(1)	1,430,000	1,460,480
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	1,161,000	1,209,100
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)	1,458,000	1,593,276
United Airlines Holdings, Inc., 4.25%, 10/1/22	1,500,000	1,524,360
		5,787,216
Automobiles — 0.3%
General Motors Financial Co., Inc., 1.20%, 10/15/24	2,000,000	1,986,522
Banks — 6.6%
Banco Santander SA, 5.18%, 11/19/25	1,200,000	1,337,006
Banco Santander SA, VRN, 1.72%, 9/14/27	2,200,000	2,161,210
Bank of America Corp., MTN, 4.18%, 11/25/27	2,005,000	2,195,226
Bank of America Corp., VRN, 1.73%, 7/22/27	417,000	414,193
Bank of Ireland Group plc, VRN, 2.03%, 9/30/27(1)	2,333,000	2,293,628
Bank of Nova Scotia (The), 1.30%, 9/15/26	1,260,000	1,236,158
Barclays plc, 4.84%, 5/9/28	2,245,000	2,474,906
BNP Paribas SA, 4.375%, 9/28/25(1)	2,080,000	2,255,597
BPCE SA, 4.50%, 3/15/25(1)	1,574,000	1,697,408
CIT Group, Inc., VRN, 4.125%, 11/13/29	717,000	740,234
Citigroup, Inc., VRN, 0.98%, 5/1/25	830,000	823,880
Citigroup, Inc., VRN, 3.11%, 4/8/26	490,000	514,018
Discover Bank, VRN, 4.68%, 8/9/28	3,240,000	3,387,311
FNB Corp., 2.20%, 2/24/23	510,000	514,447
HSBC Holdings plc, 4.25%, 3/14/24	1,265,000	1,336,480
JPMorgan Chase & Co., VRN, 0.77%, 8/9/25	1,180,000	1,161,972
JPMorgan Chase & Co., VRN, 1.56%, 12/10/25	715,000	716,162
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	895,000	884,918
Natwest Group plc, 5.125%, 5/28/24	1,389,000	1,498,497
Natwest Group plc, 4.80%, 4/5/26	1,000,000	1,113,363
Santander UK Group Holdings plc, 4.75%, 9/15/25(1)	1,300,000	1,419,165
Societe Generale SA, 5.00%, 1/17/24(1)	1,500,000	1,597,388
Truist Bank, VRN, 2.64%, 9/17/29	2,440,000	2,509,702
Truist Financial Corp., MTN, VRN, 1.27%, 3/2/27	1,100,000	1,079,816
UniCredit SpA, 7.83%, 12/4/23(1)	1,200,000	1,338,515
UniCredit SpA, VRN, 2.57%, 9/22/26(1)	2,545,000	2,542,379
Westpac Banking Corp., VRN, 2.89%, 2/4/30	1,900,000	1,941,347
		41,184,926
Capital Markets — 6.2%
Bain Capital Specialty Finance, Inc., 2.95%, 3/10/26	542,000	540,874
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	3,414,000	3,320,035
BlackRock TCP Capital Corp., 2.85%, 2/9/26	1,250,000	1,256,245
Coinbase Global, Inc., 3.375%, 10/1/28(1)	881,000	824,466
Deutsche Bank AG, VRN, 3.96%, 11/26/25	1,380,000	1,458,235
Deutsche Bank AG, VRN, 2.31%, 11/16/27	1,681,000	1,681,240
Deutsche Bank AG, VRN, 4.30%, 5/24/28	3,199,000	3,287,678

FS KKR Capital Corp., 4.125%, 2/1/25	1,218,000	1,274,587
Goldman Sachs Group, Inc. (The), 1.22%, 12/6/23	698,000	699,927
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	2,420,000	2,641,602
Goldman Sachs Group, Inc. (The), VRN, 2.91%, 6/5/23	1,230,000	1,240,374
Goldman Sachs Group, Inc. (The), VRN, 1.95%, 10/21/27	292,000	290,848
Golub Capital BDC, Inc., 2.50%, 8/24/26	1,976,000	1,943,980
Hercules Capital, Inc., 4.625%, 10/23/22	1,268,000	1,292,955
Hercules Capital, Inc., 2.625%, 9/16/26	1,184,000	1,174,758
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	955,000	983,397
LPL Holdings, Inc., 4.625%, 11/15/27(1)	1,185,000	1,228,175
Main Street Capital Corp., 3.00%, 7/14/26	303,000	304,206
Morgan Stanley, MTN, VRN, 1.16%, 10/21/25	1,560,000	1,548,636
Owl Rock Core Income Corp., 3.125%, 9/23/26(1)	1,747,000	1,688,658
Owl Rock Technology Finance Corp., 6.75%, 6/30/25(1)	2,027,000	2,265,925
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(1)	1,169,000	1,205,411
Owl Rock Technology Finance Corp., 2.50%, 1/15/27	1,339,000	1,312,144
Prospect Capital Corp., 5.875%, 3/15/23	933,000	973,700
Prospect Capital Corp., 3.36%, 11/15/26	2,945,000	2,941,859
UBS Group AG, VRN, 1.49%, 8/10/27(1)	1,035,000	1,010,197
		38,390,112
Communications Equipment — 0.3%
CommScope, Inc., 8.25%, 3/1/27(1)	1,970,000	2,026,972
Consumer Finance — 3.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.75%, 10/29/24	1,491,000	1,488,339
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.45%, 4/3/26	1,695,000	1,844,025
Ally Financial, Inc., 5.75%, 11/20/25	1,160,000	1,309,472
Avolon Holdings Funding Ltd., 5.50%, 1/15/26(1)	700,000	774,305
Avolon Holdings Funding Ltd., 2.125%, 2/21/26(1)	1,950,000	1,915,699
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(1)	1,467,000	1,556,112
Avolon Holdings Funding Ltd., 4.375%, 5/1/26(1)	915,000	981,396
BOC Aviation USA Corp., 1.625%, 4/29/24(1)	1,010,000	1,008,996
Capital One Financial Corp., 3.75%, 3/9/27	1,950,000	2,112,351
Castlelake Aviation Finance DAC, 5.00%, 4/15/27(1)	1,250,000	1,241,875
LFS Topco LLC, 5.875%, 10/15/26(1)	850,000	878,509
OneMain Finance Corp., 8.25%, 10/1/23	1,995,000	2,206,530
SLM Corp., 3.125%, 11/2/26	1,972,000	1,955,139
		19,272,748
Containers and Packaging — 0.2%
Berry Global, Inc., 0.95%, 2/15/24	1,300,000	1,289,912
Diversified Financial Services — 0.9%
Antares Holdings LP, 3.95%, 7/15/26(1)	1,200,000	1,235,200
Antares Holdings LP, 2.75%, 1/15/27(1)	1,531,000	1,501,351
Blackstone Private Credit Fund, 2.625%, 12/15/26(1)	1,396,000	1,361,780
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 2/11/25(1)	1,600,000	1,489,640
		5,587,971
Diversified Telecommunication Services — 0.4%
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	1,457,000	1,488,347
Telecom Italia SpA, 5.30%, 5/30/24(1)	1,165,000	1,227,619
		2,715,966
Electric Utilities — 1.3%
American Electric Power Co., Inc., VRN, 3.875%, 2/15/62	2,600,000	2,641,018
Duke Energy Corp., VRN, 3.25%, 1/15/82	1,580,000	1,540,843
FEL Energy VI Sarl, 5.75%, 12/1/40(1)	2,122,588	2,130,049
NextEra Energy Operating Partners LP, 4.25%, 7/15/24(1)	1,643,000	1,708,695
		8,020,605

Entertainment — 0.1%
Netflix, Inc., 3.625%, 6/15/25(1)	733,000	773,209
Equity Real Estate Investment Trusts (REITs) — 2.9%
EPR Properties, 4.75%, 12/15/26	1,798,000	1,922,778
EPR Properties, 4.95%, 4/15/28	2,787,000	3,009,736
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	1,800,000	2,006,766
IIP Operating Partnership LP, 5.50%, 5/25/26	2,150,000	2,278,158
Kite Realty Group Trust, 4.00%, 3/15/25	639,000	670,937
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	2,583,000	2,705,641
Office Properties Income Trust, 2.40%, 2/1/27	958,000	927,944
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 4.875%, 5/15/29(1)	1,000,000	1,024,020
RHP Hotel Properties LP / RHP Finance Corp., 4.75%, 10/15/27	875,000	893,375
Sabra Health Care LP, 5.125%, 8/15/26	1,100,000	1,211,566
XHR LP, 6.375%, 8/15/25(1)	1,080,000	1,143,574
		17,794,495
Health Care Equipment and Supplies — 0.1%
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.375%, 6/1/25(1)	830,000	876,492
Health Care Providers and Services — 1.1%
CHS / Community Health Systems, Inc., 6.625%, 2/15/25(1)	1,000,000	1,036,135
Fresenius Medical Care US Finance III, Inc., 1.875%, 12/1/26(1)	2,300,000	2,276,649
Tenet Healthcare Corp., 6.75%, 6/15/23	1,000,000	1,069,960
Universal Health Services, Inc., 1.65%, 9/1/26(1)	2,333,000	2,292,338
		6,675,082
Hotels, Restaurants and Leisure — 0.5%
Hyatt Hotels Corp., 1.80%, 10/1/24	2,000,000	2,002,116
Studio City Finance Ltd., 5.00%, 1/15/29(1)	1,050,000	941,393
		2,943,509
Insurance — 2.2%
Athene Global Funding, 1.45%, 1/8/26(1)	3,445,000	3,387,028
Equitable Financial Life Global Funding, 1.30%, 7/12/26(1)	1,450,000	1,420,556
Global Atlantic Fin Co., VRN, 4.70%, 10/15/51(1)	1,380,000	1,400,424
Protective Life Global Funding, 1.62%, 4/15/26(1)	1,525,000	1,519,452
SBL Holdings, Inc., 5.125%, 11/13/26(1)	2,870,000	3,125,185
SBL Holdings, Inc., VRN, 6.50%(1)(2)	2,621,000	2,588,238
		13,440,883
Interactive Media and Services — 0.3%
Weibo Corp., 3.50%, 7/5/24	1,800,000	1,854,601
Internet and Direct Marketing Retail — 0.3%
Meituan, 2.125%, 10/28/25(1)	1,700,000	1,639,449
Leisure Products — 0.1%
Brunswick Corp., 0.85%, 8/18/24	750,000	739,723
Media — 1.5%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	1,505,000	1,568,210
CSC Holdings LLC, 7.50%, 4/1/28(1)	1,225,000	1,315,754
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	790,000	809,908
DISH DBS Corp., 7.75%, 7/1/26	1,500,000	1,584,450
DISH DBS Corp., 5.25%, 12/1/26(1)	1,485,000	1,511,225
ViacomCBS, Inc., VRN, 6.25%, 2/28/57	2,095,000	2,362,385
		9,151,932
Metals and Mining — 1.2%
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	1,400,000	1,419,040
GUSAP III LP, 4.25%, 1/21/30(1)	1,500,000	1,594,027
HTA Group Ltd., 7.00%, 12/18/25(1)	1,025,000	1,071,638
Indonesia Asahan Aluminium (Persero) PT, 4.75%, 5/15/25	1,300,000	1,383,967
Indonesia Asahan Aluminium (Persero) PT, 5.45%, 5/15/30(1)	1,000,000	1,141,620

Novelis Corp., 3.25%, 11/15/26(1)	1,000,000	1,009,925
		7,620,217
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	1,555,000	1,596,526
Multi-Utilities — 0.4%
Sempra Energy, VRN, 4.125%, 4/1/52	2,560,000	2,593,976
Multiline Retail — 0.2%
Nordstrom, Inc., 2.30%, 4/8/24	1,000,000	1,001,055
Oil, Gas and Consumable Fuels — 1.8%
Ecopetrol SA, 5.875%, 9/18/23	1,500,000	1,591,913
Energean Israel Finance Ltd., 4.50%, 3/30/24(1)	1,545,000	1,559,683
Energy Transfer LP, 4.25%, 4/1/24	1,500,000	1,575,601
Geopark Ltd., 6.50%, 9/21/24	293,000	300,668
Geopark Ltd., 5.50%, 1/17/27(1)	800,000	771,832
Hess Corp., 3.50%, 7/15/24	668,000	697,505
HollyFrontier Corp., 2.625%, 10/1/23	750,000	764,661
MC Brazil Downstream Trading SARL, 7.25%, 6/30/31(1)	429,000	427,801
Medco Bell Pte Ltd., 6.375%, 1/30/27(1)	1,200,000	1,198,200
Petroleos Mexicanos, 3.50%, 1/30/23	1,410,000	1,425,954
Petrorio Luxembourg Sarl, 6.125%, 6/9/26(1)	830,000	833,519
		11,147,337
Pharmaceuticals — 0.3%
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)	1,700,000	1,787,975
Real Estate Management and Development — 0.2%
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	900,000	924,579
Road and Rail — 1.0%
DAE Funding LLC, 1.55%, 8/1/24(1)	1,454,000	1,444,862
DAE Funding LLC, 2.625%, 3/20/25(1)	1,910,000	1,923,838
SMBC Aviation Capital Finance DAC, 1.90%, 10/15/26(1)	650,000	644,115
Triton Container International Ltd., 1.15%, 6/7/24(1)	2,250,000	2,219,138
		6,231,953
Semiconductors and Semiconductor Equipment — 0.2%
Qorvo, Inc., 4.375%, 10/15/29	1,153,000	1,225,495
Software — 0.3%
NCR Corp., 5.125%, 4/15/29(1)	780,000	808,868
Oracle Corp., 1.65%, 3/25/26	1,205,000	1,196,703
		2,005,571
Technology Hardware, Storage and Peripherals — 0.5%
Dell International LLC / EMC Corp., 4.90%, 10/1/26	2,905,000	3,274,044
Thrifts and Mortgage Finance — 0.9%
Freedom Mortgage Corp., 8.25%, 4/15/25(1)	950,000	973,551
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	1,945,000	1,903,260
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(1)	2,125,000	2,215,939
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/26(1)	569,000	565,495
		5,658,245
Trading Companies and Distributors — 0.5%
Aircastle Ltd., 5.25%, 8/11/25(1)	1,286,000	1,415,288
BOC Aviation Ltd., 3.25%, 4/29/25(1)	1,550,000	1,611,937
		3,027,225
Transportation Infrastructure — 0.3%
Adani Ports & Special Economic Zone Ltd., 4.00%, 7/30/27	2,000,000	2,064,463
Wireless Telecommunication Services — 2.8%
Kenbourne Invest SA, 6.875%, 11/26/24(1)	1,000,000	1,041,425
Kenbourne Invest SA, 4.70%, 1/22/28(1)	645,000	632,445
Rogers Communications, Inc., 3.00%, 3/15/23	2,650,000	2,700,448

Sprint Corp., 7.875%, 9/15/23	2,500,000	2,756,813
Sprint Corp., 7.125%, 6/15/24	2,500,000	2,809,800
T-Mobile USA, Inc., 2.625%, 4/15/26	2,937,000	2,955,518
T-Mobile USA, Inc., 4.75%, 2/1/28	3,995,000	4,211,649
		17,108,098
TOTAL CORPORATE BONDS (Cost $253,316,685)		251,703,404
U.S. TREASURY SECURITIES — 13.0%
U.S. Treasury Notes, 0.25%, 4/15/23(3)	200,000	199,352
U.S. Treasury Notes, 0.125%, 8/31/23	1,000,000	991,289
U.S. Treasury Notes, 0.50%, 11/30/23	18,000,000	17,932,500
U.S. Treasury Notes, 0.125%, 12/15/23(3)	500,000	494,297
U.S. Treasury Notes, 0.75%, 12/31/23	6,300,000	6,301,723
U.S. Treasury Notes, 0.25%, 3/15/24(3)	1,000,000	988,164
U.S. Treasury Notes, 0.375%, 8/15/24	9,000,000	8,882,226
U.S. Treasury Notes, 0.375%, 9/15/24	16,000,000	15,775,625
U.S. Treasury Notes, 1.50%, 9/30/24	5,000,000	5,079,492
U.S. Treasury Notes, 0.75%, 11/15/24	12,500,000	12,431,641
U.S. Treasury Notes, 1.00%, 12/15/24	12,000,000	12,014,531
TOTAL U.S. TREASURY SECURITIES (Cost $81,501,271)		81,090,840
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.6%
Private Sponsor Collateralized Mortgage Obligations — 11.9%
Angel Oak Mortgage Trust, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(1)	228,949	230,284
Angel Oak Mortgage Trust, Series 2019-5, Class A3, VRN, 2.92%, 10/25/49(1)	374,860	374,204
Angel Oak Mortgage Trust, Series 2019-6, Class M1, VRN, 3.39%, 11/25/59(1)	1,750,000	1,750,489
Angel Oak Mortgage Trust, Series 2021-5, Class M1, VRN, 2.39%, 7/25/66(1)	2,500,000	2,468,435
Arroyo Mortgage Trust, Series 2019-1, Class M1, VRN, 4.01%, 1/25/49(1)	632,000	635,831
Arroyo Mortgage Trust, Series 2019-3, Class M1, VRN, 4.20%, 10/25/48(1)	2,770,000	2,827,527
Arroyo Mortgage Trust, Series 2020-1, Class M1, 4.28%, 3/25/55(1)	1,250,000	1,280,193
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 2.80%, 6/25/34	14,240	14,570
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.40%, (1-year H15T1Y plus 2.25%), 2/25/36	6,621	6,738
Bellemeade Re Ltd., Series 2017-1, Class B1 SEQ, VRN, 4.85%, (1-month LIBOR plus 4.75%), 10/25/27(1)	1,500,000	1,523,535
Bellemeade Re Ltd., Series 2017-1, Class M2, VRN, 3.45%, (1-month LIBOR plus 3.35%), 10/25/27(1)	991,626	994,771
Bellemeade Re Ltd., Series 2019-2A, Class M1C, VRN, 2.10%, (1-month LIBOR plus 2.00%), 4/25/29(1)	2,731,612	2,734,010
Bellemeade Re Ltd., Series 2020-4A, Class M2B, VRN, 3.70%, (1-month LIBOR plus 3.60%), 6/25/30(1)	1,700,000	1,703,812
Bellemeade Re Ltd., Series 2021-2A, Class M1C, VRN, 1.90%, (SOFR plus 1.85%), 6/25/31(1)	2,000,000	2,003,851
BRAVO Residential Funding Trust, Series 2021-NQM2, Class M1, VRN, 2.29%, 3/25/60(1)	887,000	874,166
Bunker Hill Loan Depositary Trust, Series 2019-2, Class M1, 3.67%, 7/25/49(1)	2,200,000	2,196,105
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.94%, 8/25/34	31,269	32,084
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1B1, VRN, 2.80%, (SOFR plus 2.75%), 12/25/41(1)	2,600,000	2,604,231
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class M1, VRN, 2.84%, 2/25/50(1)	3,008,500	3,017,285
Credit Suisse Mortgage Trust, Series 2021-NQM1, Class M1, VRN, 2.13%, 5/25/65(1)	1,249,585	1,240,790
Credit Suisse Mortgage Trust, Series 2021-NQM3, Class A3 SEQ, VRN, 1.63%, 4/25/66(1)	1,550,314	1,533,560
Credit Suisse Mortgage Trust, Series 2021-NQM8, Class B1, VRN, 4.21%, 10/25/66(1)	1,250,000	1,249,991
Credit Suisse Mortgage Trust, Series 2021-NQM8, Class M1, VRN, 3.26%, 10/25/66(1)	2,500,000	2,499,931
Deephaven Residential Mortgage Trust, Series 2020-1, Class B1, VRN, 3.66%, 1/25/60(1)	1,375,000	1,373,768
Eagle RE Ltd., Series 2021-2, Class M1B, VRN, 2.10%, (SOFR plus 2.05%), 4/25/34(1)	1,225,000	1,228,086
Farm Mortgage Trust, Series 2021-1, Class B, VRN, 3.25%, 1/25/51(1)	2,557,071	2,267,514
Flagstar Mortgage Trust, Series 2020-1INV, Class B4, VRN, 4.25%, 3/25/50(1)	2,177,722	2,191,711
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class M1, VRN, 3.29%, 9/27/60(1)	1,600,000	1,594,091
Home RE Ltd., Series 2020-1, Class B1, VRN, 7.10%, (1-month LIBOR plus 7.00%), 10/25/30(1)	1,275,000	1,312,273
Homeward Opportunities Fund I Trust, Series 2019-3, Class A3 SEQ, VRN, 3.03%, 11/25/59(1)	442,615	442,370
Homeward Opportunities Fund I Trust, Series 2019-3, Class M1, VRN, 3.52%, 11/25/59(1)	1,290,000	1,307,546

Imperial Fund Mortgage Trust, Series 2021-NQM1, Class M1, VRN, 2.38%, 6/25/56(1)	1,000,000	987,576
J.P. Morgan Wealth Management, Series 2021-CL1, Class M5, VRN, 3.70%, (SOFR plus 3.65%), 3/25/51(1)	702,649	711,904
JP Morgan Mortgage Trust, Series 2019-INV1, Class B4, VRN, 5.03%, 10/25/49(1)	1,908,480	1,963,770
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.83%, 2/25/35	13,199	13,405
MFA Trust, Series 2020-NQM1, Class A3 SEQ, VRN, 2.30%, 8/25/49(1)	340,563	341,462
New Residential Mortgage Loan Trust, Series 2020-NQM2, Class M1 SEQ, VRN, 3.89%, 5/24/60(1)	1,475,000	1,492,648
Oaktown Re IV Ltd., Series 2020-1A, Class M2, VRN, 7.10%, (1-month LIBOR plus 7.00%), 7/25/30(1)	330,350	332,177
Oaktown Re V Ltd., Series 2020-2A, Class M2, VRN, 5.35%, (1-month LIBOR plus 5.25%), 10/25/30(1)	1,250,000	1,276,708
Oaktown Re VII Ltd., Series 2021-2, Class M1B, VRN, 2.95%, (SOFR plus 2.90%), 4/25/34(1)	4,500,000	4,466,326
Radnor RE Ltd., Series 2019-1, Class M1B, VRN, 2.05%, (1-month LIBOR plus 1.95%), 2/25/29(1)	1,947,512	1,948,392
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 1.75%, (SOFR plus 1.70%), 12/27/33(1)	1,500,000	1,501,894
Radnor RE Ltd., Series 2021-2, Class M1A, VRN, 1.90%, (SOFR plus 1.85%), 11/25/31(1)	850,000	851,632
Radnor RE Ltd., Series 2021-2, Class M1B, VRN, 3.75%, (SOFR plus 3.70%), 11/25/31(1)	1,500,000	1,514,385
Residential Mortgage Loan Trust, Series 2020-2, Class M1 SEQ, VRN, 3.57%, 5/25/60(1)	1,800,000	1,825,186
Traingle Re Ltd., Series 2020-1, Class M2, VRN, 5.70%, (1-month LIBOR plus 5.60%), 10/25/30(1)	670,000	683,317
Traingle Re Ltd., Series 2021-1, Class M2, VRN, 4.00%, (1-month LIBOR plus 3.90%), 8/25/33(1)	850,000	850,268
Triangle Re Ltd., Series 2021-3, Class M1A, VRN, 1.95%, (SOFR plus 1.90%), 2/25/34(1)	2,500,000	2,502,160
Verus Securitization Trust, Series 2020-2, Class M1, VRN, 5.36%, 5/25/60(1)	1,225,000	1,261,781
Verus Securitization Trust, Series 2020-4, Class A3 SEQ, VRN, 2.32%, 5/25/65(1)	549,805	552,136
Verus Securitization Trust, Series 2020-INV1, Class M1 SEQ, VRN, 5.50%, 3/25/60(1)	1,450,000	1,514,515
Verus Securitization Trust, Series 2021-R3, Class A3, VRN, 1.38%, 4/25/64(1)	1,147,042	1,143,627
Vista Point Securitization Trust, Series 2020-1, Class B1, VRN, 5.375%, 3/25/65(1)	1,000,000	1,021,307
		74,270,328
U.S. Government Agency Collateralized Mortgage Obligations — 0.7%
FHLMC, Series 2019-DNA3, Class B1, VRN, 3.35%, (1-month LIBOR plus 3.25%), 7/25/49(1)	550,000	557,670
FHLMC, Series 2020-HQA3, Class M2, VRN, 3.70%, (1-month LIBOR plus 3.60%), 7/25/50(1)	61,079	61,347
FHLMC, Series 2021-DNA6, Class B1, VRN, 3.45%, (SOFR plus 3.40%), 10/25/41(1)	1,325,000	1,335,727
FNMA, Series 2014-C01, Class M2, VRN, 4.50%, (1-month LIBOR plus 4.40%), 1/25/24	1,383,648	1,434,092
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	1,932,089	339,752
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	1,565,545	319,649
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	1,911,481	267,689
		4,315,926
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $78,901,192)		78,586,254
COLLATERALIZED LOAN OBLIGATIONS — 11.4%
Aimco CLO Ltd., Series 2020-12A, Class C, VRN, 2.27%, (3-month LIBOR plus 2.15%), 1/17/32(1)	1,700,000	1,702,171
AMMC CLO XIII Ltd., Series 2013-13A, Class A3R2, VRN, 2.375%, (3-month LIBOR plus 2.25%), 7/24/29(1)	1,500,000	1,501,572
Anchorage Credit Opportunities CLO Ltd., Series 2019-1A, Class B1, VRN, 3.03%, (3-month LIBOR plus 2.90%), 1/20/32(1)	1,000,000	1,002,532
Apidos CLO XXI, Series 2015-21A, Class DR, VRN, 5.32%, (3-month LIBOR plus 5.20%), 7/18/27(1)	2,350,000	2,352,603
Apidos CLO XXVI, Series 2017-26A, Class BR, VRN, 2.07%, (3-month LIBOR plus 1.95%), 7/18/29(1)	1,600,000	1,596,468
Ares CLO Ltd., Series 2015-2A, Class DR, VRN, 3.22%, (3-month LIBOR plus 3.10%), 4/17/33(1)	3,450,000	3,441,079
Ares XL CLO Ltd., Series 2016-40A, Class CRR, VRN, 2.92%, (3-month LIBOR plus 2.80%), 1/15/29(1)	1,300,000	1,303,947
Ares XLIX CLO Ltd., Series 2018-49A, Class C, VRN, 2.08%, (3-month LIBOR plus 1.95%), 7/22/30(1)	2,600,000	2,592,600
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 1.87%, (3-month LIBOR plus 1.75%), 4/15/30(1)	1,000,000	997,276
Barings CLO Ltd., Series 2016-2A, Class DR2, VRN, 3.24%, (3-month LIBOR plus 3.15%), 1/20/32(1)	1,675,000	1,675,000
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 2.36%, (3-month LIBOR plus 2.20%), 8/14/30(1)	2,000,000	2,000,435
CBAM Ltd., Series 2018-5A, Class B1, VRN, 1.52%, (3-month LIBOR plus 1.40%), 4/17/31(1)	1,000,000	995,064
CIFC Funding Ltd., Series 2017-1A, Class D, VRN, 3.63%, (3-month LIBOR plus 3.50%), 4/23/29(1)	2,000,000	2,005,642
CIFC Funding Ltd., Series 2017-3A, Class C, VRN, 3.78%, (3-month LIBOR plus 3.65%), 7/20/30(1)	1,750,000	1,747,718
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 1.87%, (3-month LIBOR plus 1.75%), 4/17/30(1)	2,000,000	1,984,752
Deer Creek CLO Ltd., Series 2017-1A, Class D, VRN, 3.08%, (3-month LIBOR plus 2.95%), 10/20/30(1)	700,000	695,557
Dewolf Park CLO Ltd., Series 2017-1A, Class DR, VRN, 2.97%, (3-month LIBOR plus 2.85%), 10/15/30(1)	1,525,000	1,529,980
Eaton Vance Clo Ltd., Series 2015-1A, Class CR, VRN, 2.03%, (3-month LIBOR plus 1.90%), 1/20/30(1)	2,500,000	2,493,790
Elmwood CLO IV Ltd., Series 2020-1A, Class D, VRN, 3.27%, (3-month LIBOR plus 3.15%), 4/15/33(1)	1,000,000	1,001,258

Elmwood CLO X Ltd., Series 2021-3A, Class D, VRN, 2.99%, (3-month LIBOR plus 2.90%), 10/20/34(1)	750,000	753,206
Kayne CLO 7 Ltd., Series 2020-7A, Class E, VRN, 6.62%, (3-month LIBOR plus 6.50%), 4/17/33(1)	660,175	660,901
Madison Park Funding XIX Ltd., Series 2015-19A, Class DR, VRN, 4.48%, (3-month LIBOR plus 4.35%), 1/22/28(1)	2,500,000	2,501,391
Magnetite XXIV Ltd., Series 2019-24A, Class B, VRN, 1.97%, (3-month LIBOR plus 1.85%), 1/15/33(1)	650,000	650,666
Nassau Ltd., Series 2019-IA, Class BR, VRN, 2.72%, (3-month LIBOR plus 2.60%), 4/15/31(1)	1,500,000	1,501,489
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class BR2, VRN, 2.28%, (3-month LIBOR plus 2.15%), 10/21/30(1)	1,725,000	1,726,781
Octagon Investment Partners Ltd., Series 2018-18A, Class C, VRN, 2.82%, (3-month LIBOR plus 2.70%), 4/16/31(1)	1,200,000	1,169,065
OHA Credit Funding Ltd., Series 2018-1A, Class D, VRN, 3.18%, (3-month LIBOR plus 3.05%), 10/20/30(1)	1,000,000	1,002,506
OHA Credit Funding Ltd., Series 2020-7A, Class D, VRN, 3.77%, (3-month LIBOR plus 3.65%), 10/19/32(1)	750,000	753,396
OHA Loan Funding Ltd., Series 2016-1A, Class DR, VRN, 3.13%, (3-month LIBOR plus 3.00%), 1/20/33(1)	3,500,000	3,490,313
Palmer Square Loan Funding Ltd., Series 2020-1A, Class D, VRN, 5.01%, (3-month LIBOR plus 4.85%), 2/20/28(1)	2,500,000	2,518,816
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class C, VRN, 3.46%, (3-month LIBOR plus 3.33%), 10/20/31(1)	3,300,000	3,300,352
Rockford Tower CLO Ltd., Series 2017-3A, Class D, VRN, 2.78%, (3-month LIBOR plus 2.65%), 10/20/30(1)	2,150,000	2,127,214
Rockford Tower CLO Ltd., Series 2018-1A, Class D, VRN, 3.16%, (3-month LIBOR plus 3.00%), 5/20/31(1)	1,000,000	1,003,584
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 2.48%, (3-month LIBOR plus 2.35%), 1/20/32(1)	700,000	701,153
Silver Creek CLO Ltd., Series 2014-1A, Class DR, VRN, 3.48%, (3-month LIBOR plus 3.35%), 7/20/30(1)	1,750,000	1,755,749
Sound Point CLO Ltd., Series 2014-3RA, Class C, VRN, 2.37%, (3-month LIBOR plus 2.25%), 10/23/31(1)	2,000,000	2,002,369
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 1.92%, (3-month LIBOR plus 1.80%), 1/15/30(1)	2,970,000	2,955,090
Stratus CLO Ltd., Series 2021-2A, Class C, VRN, 2.08%, (3-month LIBOR plus 1.90%), 12/28/29(1)	1,775,000	1,775,000
Taconic Park CLO Ltd., Series 2016-1A, Class BR, VRN, 2.03%, (3-month LIBOR plus 1.90%), 1/20/29(1)	2,045,000	2,045,559
TCI-Symphony CLO Ltd., Series 2016 -1A, Class CR2, VRN, 2.27%, (3-month LIBOR plus 2.15%), 10/13/32(1)	1,500,000	1,500,049
Tryon Park CLO Ltd., Series 2013-1A, Class CR, VRN, 2.82%, (3-month LIBOR plus 2.70%), 4/15/29(1)	2,350,000	2,351,155
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $70,755,952)		70,865,248
ASSET-BACKED SECURITIES — 6.4%
Aaset Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)	1,450,000	1,442,014
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.45%, 7/15/46(1)	1,713,542	1,696,906
CARS-DB4 LP, Series 2020-1A, Class A4, 3.19%, 2/15/50(1)	1,296,208	1,321,890
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A SEQ, 2.74%, 8/15/41(1)	798,780	789,683
Castlelake Aircraft Structured Trust, Series 2021-1A, Class C, 7.00%, 1/15/46(1)	1,571,607	1,568,330
Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.17%, 5/11/37	1,993,868	2,007,704
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(1)	2,875,000	2,866,929
Diamond Resorts Owner Trust, Series 2021-1A, Class C, 2.70%, 11/21/33(1)	630,462	628,540
Falcon Aerospace Ltd., Series 2019-1, Class A SEQ, 3.60%, 9/15/39(1)	1,522,455	1,486,437
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(1)	1,500,000	1,495,621
FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.24%, 8/17/38(1)	1,000,000	981,019
Flexential Issuer, Series 2021-1A, Class A2 SEQ, 3.25%, 11/27/51(1)	2,525,000	2,514,940
GAIA Aviation Ltd., Series 2019-1, Class A, 3.97%, 12/15/44(1)	519,075	507,313
Lunar Aircarft Ltd., Series 2020-1A, Class A SEQ, 3.38%, 2/15/45(1)	1,874,853	1,816,236
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)	2,881,041	2,883,652
MAPS Ltd., Series 2018-1A, Class A SEQ, 4.21%, 5/15/43(1)	940,504	922,573
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(1)	1,802,813	1,788,893
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A SEQ, 3.97%, 6/15/44(1)	2,992,058	2,966,168
Progress Residential Trust, Series 2020-SFR2, Class D, 3.87%, 6/17/37(1)	1,250,000	1,272,127
Progress Residential Trust, Series 2021-SFR1, Class D, 1.81%, 4/17/38(1)	1,500,000	1,438,763
Progress Residential Trust, Series 2021-SFR1, Class E, 2.11%, 4/17/38(1)	400,000	386,419
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class D, 4.54%, 5/20/36(1)	305,699	309,939
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)	210,027	211,026
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)	1,695,400	1,675,246
START Ireland, Series 2019-1, Class A SEQ, 4.09%, 3/15/44(1)	1,634,827	1,627,728
Start Ltd., Series 2018-1, Class A SEQ, 4.09%, 5/15/43(1)	2,994,213	2,946,036
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	35,872	36,847
TOTAL ASSET-BACKED SECURITIES (Cost $40,084,628)		39,588,979

PREFERRED STOCKS — 4.4%
Banks — 2.0%
Banco do Brasil SA, 6.25%	800,000	795,784
Banco Santander SA, 4.75%	2,075,000	2,078,714
Bank of America Corp., 5.875%	2,000,000	2,227,500
Barclays plc, 4.375%	851,000	835,682
ING Groep NV, 3.875%	1,600,000	1,526,000
JPMorgan Chase & Co., 4.60%	2,265,000	2,327,288
PNC Financial Services Group, Inc. (The), 3.40%	1,274,000	1,257,107
SVB Financial Group, 4.25%	1,295,000	1,315,558
		12,363,633
Capital Markets — 1.0%
Bank of New York Mellon Corp. (The), 3.75%	2,895,000	2,912,573
Charles Schwab Corp. (The), Series I, 4.00%	3,025,000	3,089,281
		6,001,854
Consumer Finance — 0.4%
Discover Financial Services, 5.50%	564,000	604,890
Discover Financial Services, 6.125%	2,000,000	2,207,000
		2,811,890
Insurance — 0.2%
Allianz SE, 3.20%(1)	1,450,000	1,395,625
Oil, Gas and Consumable Fuels — 0.1%
BP Capital Markets plc, 4.375%	600,000	628,500
Trading Companies and Distributors — 0.7%
Air Lease Corp., 4.125%	1,491,000	1,483,545
Aircastle Ltd., 5.25%(1)	2,875,000	2,946,875
		4,430,420
TOTAL PREFERRED STOCKS (Cost $27,670,309)		27,631,922
BANK LOAN OBLIGATIONS(4) — 3.6%
Food Products — 0.3%
United Natural Foods, Inc., Term Loan B, 3.35%, (1-month LIBOR plus 3.25%), 10/22/25	1,585,768	1,588,194
Health Care Equipment and Supplies — 0.8%
Avantor Funding, Inc., 2021 Term Loan B5, 11/8/27(5)	3,000,000	3,002,190
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, 6/30/25(5)	2,000,000	2,001,230
		5,003,420
Health Care Providers and Services — 0.5%
Change Healthcare Holdings LLC, 2017 Term Loan B, 3.50%, (1-month LIBOR plus 2.50%), 3/1/24	2,971,995	2,972,411
Hotels, Restaurants and Leisure — 0.7%
Golden Nugget, Inc., 2017 Incremental Term Loan B, 3.25%, (2-month LIBOR plus 2.50%, 3-month LIBOR plus 2.50%), 10/4/23	2,500,000	2,488,625
Scientific Games International, Inc., 2018 Term Loan B5, 2.85%, (1-month LIBOR plus 2.75%), 8/14/24	2,198,163	2,193,701
		4,682,326
Media — 0.3%
DirecTV Financing, LLC, Term Loan, 5.75%, (3-month LIBOR plus 5.00%), 8/2/27	1,910,988	1,915,211
Pharmaceuticals — 1.0%
Bausch Health Companies Inc., 2018 Term Loan B, 3.10%, (1-month LIBOR plus 3.00%), 6/2/25	1,686,188	1,680,497
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 2.25%, (1-month LIBOR plus 1.75%), 3/15/28	1,002,960	1,000,899
Jazz Financing Lux S.a.r.l., USD Term Loan, 4.00%, (1-month LIBOR plus 3.50%), 5/5/28	3,289,236	3,305,485
		5,986,881
TOTAL BANK LOAN OBLIGATIONS (Cost $22,118,310)		22,148,443
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.2%
ACRES Commercial Realty Corp., Series 2020-RSO8, Class C, VRN, 2.31%, (SOFR plus 2.26%), 3/15/35(1)	1,000,000	999,695
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 2.27%, (1-month LIBOR plus 2.16%), 11/15/34(1)	908,000	891,307

BBCMS Mortgage Trust, Series 2019-BWAY, Class E, VRN, 2.96%, (1-month LIBOR plus 2.85%), 11/15/34(1)	1,581,000	1,501,743
BXHPP Trust, Series 2021-FILM, Class D, VRN, 1.61%, (1-month LIBOR plus 1.50%), 8/15/36(1)	1,700,000	1,684,295
BXHPP Trust, Series 2021-FILM, Class E, VRN, 2.11%, (1-month LIBOR plus 2.00%), 8/15/36(1)	1,400,000	1,396,733
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, VRN, 2.26%, (1-month LIBOR plus 2.15%), 5/15/36(1)	1,685,000	1,686,286
One Market Plaza Trust, Series 2017-1MKT, Class E, 4.14%, 2/10/32(1)	2,018,137	2,008,913
PFP Ltd., Series 2019-5, Class D, VRN, 2.76%, (1-month LIBOR plus 2.65%), 4/14/36(1)	1,950,000	1,945,915
PFP Ltd., Series 2021-8, Class D, VRN, 2.26%, (1-month LIBOR plus 2.15%), 8/9/37(1)	900,000	896,106
Ready Capital Mortgage Financing LLC, Series 2021-FL5, Class C, VRN, 2.35%, (1-month LIBOR plus 2.25%), 4/25/38(1)	1,000,000	999,073
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $14,051,118)		14,010,066
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.0%
Brazil — 0.2%
Brazilian Government International Bond, 6.00%, 4/7/26	1,200,000	1,346,862
Dominican Republic — 0.2%
Dominican Republic International Bond, 6.875%, 1/29/26	1,000,000	1,141,510
Egypt — 0.3%
Egypt Government International Bond, 5.875%, 6/11/25	1,500,000	1,545,717
Ghana — 0.2%
Ghana Government International Bond, 7.875%, 3/26/27	1,000,000	881,659
Namibia — 0.2%
Namibia International Bonds, 5.25%, 10/29/25	1,400,000	1,472,627
Oman — 0.3%
Oman Government International Bond, 4.125%, 1/17/23	1,250,000	1,273,135
Oman Government International Bond, 4.75%, 6/15/26	800,000	824,929
		2,098,064
South Africa — 0.2%
Republic of South Africa Government International Bond, 4.875%, 4/14/26	1,400,000	1,495,116
Trinidad — 0.2%
Trinidad & Tobago Government International Bond, 4.50%, 8/4/26	1,400,000	1,438,514
Ukraine — 0.2%
Ukraine Government International Bond, 7.75%, 9/1/26	1,200,000	1,147,723
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $12,799,895)		12,567,792
EXCHANGE-TRADED FUNDS — 1.7%
SPDR Blackstone Senior Loan ETF (Cost $10,434,183)	227,559	10,383,517
CONVERTIBLE BONDS — 0.7%
Airlines — 0.2%
Spirit Airlines, Inc., 1.00%, 5/15/26	1,425,000	1,235,533
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Apollo Commercial Real Estate Finance, Inc., 4.75%, 8/23/22	2,970,000	2,995,987
TOTAL CONVERTIBLE BONDS (Cost $4,317,242)		4,231,520
TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00% - 2.375%, 4/30/24 - 5/15/51, valued at $1,850,132), in a joint trading account at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $1,813,453)		1,813,451
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 5/15/41, valued at $6,168,027), at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $6,047,005)		6,047,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,449,799	1,449,799
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,310,250)		9,310,250
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $625,261,035)		622,118,235
OTHER ASSETS AND LIABILITIES†		45,250
TOTAL NET ASSETS — 100.0%		$622,163,485

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	385	March 2022	$83,996,172	$(7,234)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	790	March 2022	$95,571,485	$(323,535)
U.S. Treasury 10-Year Notes	194	March 2022	25,310,938	(248,206)
U.S. Treasury 10-Year Ultra Notes	48	March 2022	7,029,000	(7,281)
U.S. Treasury Long Bonds	33	March 2022	5,294,437	2,632
			$133,205,860	$(576,390)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $315,964,634, which represented 50.8% of total net assets. Of these securities, 1.7% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(2)Perpetual maturity with no stated maturity date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $1,391,819.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)The interest rate will be determined upon settlement of the bank loan obligation after period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	251,703,404	—
U.S. Treasury Securities	—	81,090,840	—
Collateralized Mortgage Obligations	—	78,586,254	—
Collateralized Loan Obligations	—	70,865,248	—
Asset-Backed Securities	—	39,588,979	—
Preferred Stocks	—	27,631,922	—
Bank Loan Obligations	—	22,148,443	—
Commercial Mortgage-Backed Securities	—	14,010,066	—
Sovereign Governments and Agencies	—	12,567,792	—
Exchange-Traded Funds	10,383,517	—	—
Convertible Bonds	—	4,231,520	—
Temporary Cash Investments	1,449,799	7,860,451	—
	11,833,316	610,284,919	—
Other Financial Instruments
Futures Contracts	2,632	—	—

Liabilities
Other Financial Instruments
Futures Contracts	586,256	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.